INSPIRE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 99.9%
	ADVERTISING & MARKETING - 3.5%
12,080	AppLovin Corporation, Class A(a)	$5,252,022

	AEROSPACE & DEFENSE - 4.9%
10,419	Curtiss-Wright Corporation	7,296,738

	ASSET MANAGEMENT - 1.8%
48,169	Federated Hermes, Inc.	2,697,946

	BIOTECH & PHARMA - 5.5%
64,004	Exelixis, Inc.(a)	2,820,016
10,721	United Therapeutics Corporation(a)	5,402,312
		8,222,328
	COMMERCIAL SUPPORT SERVICES - 2.9%
46,337	Brady Corporation, Class A	4,278,759

	ELECTRIC UTILITIES - 4.2%
34,428	NRG Energy, Inc.	6,161,235

	ELECTRICAL EQUIPMENT - 9.4%
49,055	Amphenol Corporation, Class A	7,164,973
33,069	BWX Technologies, Inc.	6,811,553
		13,976,526
	ENGINEERING & CONSTRUCTION - 7.0%
2,718	Comfort Systems USA, Inc.	3,885,028
8,909	EMCOR Group, Inc.	6,455,639
		10,340,667
	HEALTH CARE FACILITIES & SERVICES - 2.4%
32,616	Encompass Health Corporation	3,518,614

	HEALTH CARE REIT - 2.8%
87,258	Omega Healthcare Investors, Inc.	4,211,944

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INSPIRE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	INDUSTRIAL INTERMEDIATE PRODUCTS - 1.8%
21,895	Mueller Industries, Inc.	$2,582,734

	INSTITUTIONAL FINANCIAL SERVICES - 2.3%
42,260	SEI Investments Company	3,436,583

	INSURANCE - 6.7%
6,795	Kinsale Capital Group, Inc.	2,647,808
84,691	Old Republic International Corporation	3,630,703
16,610	Reinsurance Group of America, Inc.	3,583,275
		9,861,786
	LEISURE FACILITIES & SERVICES - 1.8%
11,929	TKO Group Holdings, Inc.	2,670,545

	MACHINERY - 4.0%
67,175	Flowserve Corporation	5,946,331

	METALS & MINING - 2.2%
25,519	Newmont Corporation	3,317,470

	OIL & GAS PRODUCERS - 5.4%
7,248	Murphy USA, Inc.	2,832,084
9,966	Texas Pacific Land Corporation	5,225,074
		8,057,158
	RETAIL - CONSUMER STAPLES - 5.5%
29,445	BJ's Wholesale Club Holdings, Inc.(a)	2,908,872
7,701	Casey's General Stores, Inc.	5,279,728
		8,188,600
	RETAIL - DISCRETIONARY - 6.3%
20,989	AutoNation, Inc.(a)	4,096,213
4,077	Dillard's, Inc., Class A	2,457,575
8,758	Group 1 Automotive, Inc.	2,852,831
		9,406,619
	SEMICONDUCTORS - 15.7%
60,702	ACM Research, Inc., Class A(a)	3,379,887
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INSPIRE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	SEMICONDUCTORS - 15.7% (Continued)
19,479	Broadcom, Inc.	$6,224,514
4,832	KLA Corporation	7,366,626
5,587	Monolithic Power Systems, Inc.	6,384,488
		23,355,515
	TECHNOLOGY HARDWARE - 3.8%
15,553	InterDigital, Inc.	5,700,641

	TOTAL COMMON STOCKS (Cost $111,256,208)	148,480,761

	TOTAL INVESTMENTS - 99.9% (Cost $111,256,208)	$148,480,761
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	175,278
	NET ASSETS - 100.0%	$148,656,039

REIT	- Real Estate Investment Trust
(a)	Non-income producing security.

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